Intangible Assets, Net - Summary of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 8,384	$ 1,209	¥ 8,384
Less: accumulated amortization	5,908	852	5,119
Intangible assets, net	2,476	357	3,265
Trade Name
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	4,000	577	4,000
Student Base and Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	2,200	317	2,200
School Cooperation Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,000	144	1,000
Non-compete Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	440	63	440
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	442	64	442
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 302	$ 44	¥ 302